NOTES PAYABLE AND LINES OF CREDIT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total principal amount	$ 371,066	$ 283,772
Less: unamortized debt issuance costs	(28,572)	(25,862)
Total long-term debt	342,494	257,910
Less: Current portion of long-term debt	(3,645)	(4,322)
Long-term debt, net of current portion	338,849	253,588
Term Loan Credit Agreement
Total principal amount	$ 346,066	279,300
Stated interest rate	11.92%
Line Of Credit - RumbleOn Finance
Total principal amount	$ 25,000	0
Stated interest rate	7.25%
PPP Loans
Total principal amount	$ 0	2,534
P&D Motorcycles Notes Payable
Total principal amount	0	1,031
RideNow Management Notes Payable
Total principal amount	$ 0	$ 907